12. STOCK HOLDERS' EQUITY (Details) (USD $)	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Exercise Price	$ 7.77
Warrants Outstanding	2,015,700
Weighted Average Life of Outstanding Warrants In Months	32 months
Exercise Price Option A
Exercise Price	$ 10.00	$ 1.00
Warrants Outstanding	973,000	973,000
Weighted Average Life of Outstanding Warrants In Months	28 months	31 months
Date of Expiration	Jul. 31, 2016	Jul. 31, 2016
Exercise Price Option B
Exercise Price	$ 5	$ 5.00
Warrants Outstanding	42,700	10,600
Weighted Average Life of Outstanding Warrants In Months	56 months	58 months
Date of Expiration	Oct. 31, 2018	Oct. 31, 2018
Exercise Price Option C
Exercise Price	$ 5.5	$ 1.04
Warrants Outstanding	1,000,000	983,600
Weighted Average Life of Outstanding Warrants In Months	34 months	31 months
Date of Expiration	Jan. 21, 2017